Schedule of Information Related to Stock Warrants (Details) - $ / shares		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 18, 2023	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 12, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding		246,594	1,039,384	246,594
Number of warrants, exercisable			832,690
Warrant exercisable, weighted average remaining life in life			5 years 2 months 12 days	5 years 3 months 18 days
Exercise Price One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			10 years	3 years 1 month 6 days
Exercise Price Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life				9 years 6 months
Exercise Price Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life				6 years 3 months 18 days
Exercise Price Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			2 years 3 months 18 days	8 years 3 months 18 days
Exercise Price Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			8 years 9 months 18 days
Exercise Price Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			5 years 6 months
Exercise Price Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			7 years 8 months 12 days
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 376.11		$ 376.11	$ 376.11
Number of warrants, outstanding		246,594	1,039,384	246,594	246,594
Warrants exercisable, weighted average remaining life in life		4 years 9 months 18 days
Number of warrants, exercisable		244,598	833,924	244,598
Warrant exercisable, weighted average remaining life in life	5 years 6 months			4 years 9 months 18 days
Warrant exercisable, weighted average remaining life in life			4 years 4 months 24 days
Warrant [Member] | Exercise Price One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 176.05	$ 4.75	$ 176.05
Number of warrants, outstanding		2,994	203,464	2,994
Warrants exercisable, weighted average remaining life in life				2 years
Number of warrants, exercisable		998		998
Warrant [Member] | Exercise Price Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 241.50	$ 5.78	$ 241.50
Number of warrants, outstanding		36,363	199,555	36,363
Warrants exercisable, weighted average remaining life in life				4 years 10 months 24 days
Number of warrants, exercisable		36,363	199,555	36,363
Warrant exercisable, weighted average remaining life in life			4 years 9 months 18 days
Warrant [Member] | Exercise Price Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 402.50	$ 35.00	$ 402.50
Number of warrants, outstanding		197,985	275,378	197,985
Warrants exercisable, weighted average remaining life in life				4 years 10 months 24 days
Number of warrants, exercisable		197,985	275,378	197,985
Warrant exercisable, weighted average remaining life in life			4 years 7 months 6 days
Warrant [Member] | Exercise Price Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 405.30	$ 70.00	$ 405.30
Number of warrants, outstanding		9,252	139,403	9,252
Warrants exercisable, weighted average remaining life in life				1 year
Number of warrants, exercisable		9,252	139,403	9,252
Warrant exercisable, weighted average remaining life in life			4 years 2 months 12 days
Warrant [Member] | Exercise Price Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding			$ 176.05
Number of warrants, outstanding			2,994
Number of warrants, exercisable			998
Warrant exercisable, weighted average remaining life in life			1 year 3 months 18 days
Warrant [Member] | Exercise Price Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding			$ 241.50
Number of warrants, outstanding			36,363
Number of warrants, exercisable			36,363
Warrant exercisable, weighted average remaining life in life			4 years 2 months 12 days
Warrant [Member] | Exercise Price Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding			$ 402.50
Number of warrants, outstanding			173,306
Number of warrants, exercisable			173,306
Warrant exercisable, weighted average remaining life in life			4 years 2 months 12 days
Warrant [Member] | Exercise Price Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding			$ 405.30
Number of warrants, outstanding			8,921
Number of warrants, exercisable			8,921
Warrant exercisable, weighted average remaining life in life			2 months 12 days